EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator for basic and diluted net earnings (loss) per share:
Net income (loss)	$ 11,735	$ (7,493)	$ (8,659)
Weighted average shares outstanding, net of treasury stock:
Denominator for basic net earnings (loss) per share	45,289,296	43,475,844	43,868,221
Effect of dilutive securities:
Employee stock options	2,402,572
Denominator for diluted net earnings (loss) per share	47,691,868	43,475,844	43,868,221
Basic net earnings (loss) per share	$ 0.26	$ (0.17)	$ (0.20)
Diluted net earnings per (loss) share	$ 0.25	$ (0.17)	$ (0.20)